Results by business segment	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Results by business segment
Note 12 Results by business segment

	For the three months ended April 30, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,060	$731	$–	$(34)	$1,057	$23	$4,837
Non-interest income	1,273	2,248	1,515	621	1,112	(107)	6,662
Total revenue	4,333	2,979	1,515	587	2,169	(84)	11,499
Provision for credit losses	372	30	–	–	25	(1)	426
Insurance policyholder benefits, claims and acquisition expense	–	–	1,160	–	–	–	1,160
Non-interest expense	1,887	2,204	150	388	1,289	(2)	5,916
Net income (loss) before income taxes	2,074	745	205	199	855	(81)	3,997
Income taxes (recoveries)	525	160	51	48	79	(96)	767
Net income	$1,549	$585	$154	$151	$776	$15	$3,230
Non-interest expense includes:
Depreciation and amortization	$157	$152	$12	$35	$100	$–	$456

	For the three months ended April 30, 2018
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$2,852	$632	$–	$118	$841	$(22)	$4,421
Non-interest income	1,251	1,973	806	553	1,169	(119)	5,633
Total revenue	4,103	2,605	806	671	2,010	(141)	10,054
Provision for credit losses	300	(20)	–	–	(7)	1	274
Insurance policyholder benefits, claims and acquisition expense	–	–	421	–	–	–	421
Non-interest expense	1,828	1,939	148	391	1,190	(14)	5,482
Net income (loss) before income taxes	1,975	686	237	280	827	(128)	3,877
Income taxes (recoveries)	516	149	65	68	162	(143)	817
Net income	$1,459	$537	$172	$212	$665	$15	$3,060
Non-interest expense includes:
Depreciation and amortization	$145	$133	$9	$30	$90	$–	$407

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.

	For the six months ended April 30, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$6,194	$1,475	$–	$(65)	$2,063	$54	$9,721
Non-interest income	2,557	4,452	3,094	1,283	2,204	(223)	13,367
Total revenue	8,751	5,927	3,094	1,218	4,267	(169)	23,088
Provision for credit losses	720	56	–	–	165	(1)	940
Insurance policyholder benefits, claims and acquisition expense	–	–	2,385	–	–	–	2,385
Non-interest expense	3,802	4,368	304	806	2,519	29	11,828
Net income (loss) before income taxes	4,229	1,503	405	412	1,583	(197)	7,935
Income taxes (recoveries)	1,109	321	85	100	154	(236)	1,533
Net income	$3,120	$1,182	$320	$312	$1,429	$39	$6,402
Non-interest expense includes:
Depreciation and amortization	$310	$299	$23	$69	$195	$–	$896

	For the six months ended April 30, 2018
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$5,708	$1,244	$–	$246	$1,707	$(39)	$8,866
Non-interest income	2,560	4,144	1,950	1,101	2,478	(217)	12,016
Total revenue	8,268	5,388	1,950	1,347	4,185	(256)	20,882
Provision for credit losses	617	(22)	–	–	13	–	608
Insurance policyholder benefits, claims and acquisition expense	–	–	1,257	–	–	–	1,257
Non-interest expense	3,629	3,950	290	780	2,404	40	11,093
Net income (loss) before income taxes	4,022	1,460	403	567	1,768	(296)	7,924
Income taxes (recoveries)	1,042	326	104	136	355	(111)	1,852
Net income	$2,980	$1,134	$299	$431	$1,413	$(185)	$6,072
Non-interest expense includes:
Depreciation and amortization	$285	$263	$18	$60	$177	$–	$803

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.

Total assets and total liabilities by business segment

	As at April 30, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$463,861	$99,175	$17,703	$135,817	$617,468	$44,852	$1,378,876
Total liabilities	$463,882	$99,350	$17,711	$135,741	$617,261	$(37,015)	$1,296,930

	As at October 31, 2018
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$453,879	$93,063	$16,210	$136,030	$590,950	$44,602	$1,334,734
Total liabilities	$453,878	$93,162	$16,289	$135,944	$590,582	$(35,076)	$1,254,779